Subsequent Events	9 Months Ended
Dec. 31, 2020
Subsequent Events
Subsequent Events	Note 9 — Subsequent Events The Company evaluated subsequent events and transactions that occurred through March 1, 2021, the date that the financial statements were available to be issued.